Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Balance Sheet Classifications and Fair Value of Derivative Financial Instruments

The following table presents the balance sheet locations and fair value of derivative financial instruments:

At December 31,	2012		2011
	ASSETS	LIABILITIES	ASSETS	LIABILITIES
Derivatives designated under hedge accounting:
Interest-rate contracts:
Financial Services:
Other assets	$4.6		$1.4
Deferred taxes and other liabilities		$111.7		$107.6
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	.2		.1
Accounts payable, accrued expenses and other		.1		2.1

Total	$4.8	$111.8	$1.5	$109.7

Economic hedges:
Interest-rate contracts:
Financial Services:
Other assets			$.8
Deferred taxes and other liabilities		$.6		$.4
Foreign-exchange contracts:
Truck, Parts and Other:
Other current assets	$.3		.1
Accounts payable, accrued expenses and other		.2		.3
Financial Services:
Deferred taxes and other liabilities		.4		.1

Total	$.3	$1.2	$.9	$.8

Cash Flow Hedging
Gains/Losses of Derivative Financial Instruments

The following table presents the pre-tax effects of derivative instruments recognized in other comprehensive income and earnings:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Loss (gain) recognized in other comprehensive income:
Truck, Parts and Other		$1.3		$(2.3)		$(.2)
Financial Services	$27.9		$55.2		$77.0

Total	$27.9	$1.3	$55.2	$(2.3)	$77.0	$(.2)

Expense (income) reclassified from accumulated other comprehensive (loss) income into income:

Truck, Parts and Other:
Cost of sales and revenues		$3.2		$(4.1)		$(.4)
Interest and other (income) expense, net		.2
Financial Services:
Interest and other borrowing expenses	$19.3		$51.8		$123.5

Total	$19.3	$3.4	$51.8	$(4.1)	$123.5	$(.4)

Economic Hedges
Gains/Losses of Derivative Financial Instruments

The expense or (income) recognized in earnings related to economic hedges is as follows:

Year Ended December 31,	2012		2011		2010
	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS	INTEREST- RATE CONTRACTS	FOREIGN- EXCHANGE CONTRACTS
Truck, Parts and Other:
Cost of sales and revenues		$(.3)		$.2		$.2
Interest and other (income) expense, net		(.5)		(2.8)	$.6	8.0
Financial Services:
Interest and other borrowing expenses	$1.0	.6	$(4.1)	(1.2)	(7.8)

Total	$1.0	$(.2)	$(4.1)	$(3.8)	$(7.2)	$8.2

Financial Services | Fair Value Hedge
Gains/Losses of Derivative Financial Instruments

The expense or (income) recognized in earnings related to fair value hedges was included in interest and other borrowing expenses in the Financial Services segment of the Consolidated Statements of Comprehensive Income as follows:

Year Ended December 31,	2012	2011	2010
Interest-rate swaps	$(3.8)	$(4.4)	$(1.0)
Term notes	4.5	3.7	.9